Summary Of Significant Accounting Policies (Policy)	3 Months Ended	6 Months Ended	12 Months Ended
	Oct. 31, 2015	Jan. 31, 2016	Jul. 31, 2015
Significant Accounting Policies
Accounting estimates
Accounting estimates: The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America (“GAAP”) requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosures of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reported period. Actual results could differ from these estimates. Significant estimates impacting the condensed consolidated financial statements include accruals that have been established for contingent liabilities, pending claims and legal actions arising in the normal course of business, useful lives of property, plant and equipment, residual values of tanks, capitalization of customer tank installation costs, amortization methods of intangible assets, valuation methods used to value sales returns and allowances, valuation methods used to value intangibles and goodwill in business combinations, allowance for doubtful accounts, fair value of reporting units, fair value of derivative contracts, and stock based compensation calculations.

Accounting estimates: The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America (“GAAP”) requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosures of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reported period. Actual results could differ from these estimates. Significant estimates impacting the condensed consolidated financial statements include accruals that have been established for contingent liabilities, pending claims and legal actions arising in the normal course of business, useful lives of property, plant and equipment, residual values of tanks, capitalization of customer tank installation costs, amortization methods of intangible assets, valuation methods used to value sales returns and allowances, valuation methods used to value intangibles and goodwill in business combinations, allowance for doubtful accounts, fair value of reporting units, fair value of derivative contracts, and stock based compensation calculations.

Accounting estimates: The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America (“GAAP”) requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosures of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reported period. Actual results could differ from these estimates. Significant estimates impacting the consolidated financial statements include accruals that have been established for contingent liabilities, pending claims and legal actions arising in the normal course of business, useful lives of property, plant and equipment assets, residual values of tanks, capitalization of customer tank installation costs, amortization methods of intangible assets, valuation methods used to value sales returns and allowances, allowance for doubtful accounts, fair value of reporting units, assumptions used to value business combinations, fair values of derivative contracts and stock-based compensation calculations.

Principles of consolidation
Principles of consolidation: The accompanying consolidated financial statements present the consolidated financial position, results of operations and cash flows of Ferrellgas, L.P. and its subsidiaries after elimination of all intercompany accounts and transactions. Ferrellgas, L.P. consolidates the following wholly-owned entities: Bridger Logistics, LLC, Sable Environmental, LLC, Sable SWD 2, LLC, Blue Rhino Global Sourcing, Inc., Blue Rhino Canada, Inc., Ferrellgas Real Estate, Inc., Ferrellgas Finance Corp. and Ferrellgas Receivables, LLC (“Ferrellgas Receivables”), a special purpose entity that has agreements with Ferrellgas, L.P. to securitize, on an ongoing basis, a portion of its trade accounts receivable.

Supplemental cash flow information
Supplemental cash flow information: For purposes of the condensed consolidated statements of cash flows, Ferrellgas, L.P. considers cash equivalents to include all highly liquid debt instruments purchased with an original maturity of three months or less. Certain cash flow and significant non-cash activities are presented below:

	For the three months ended October 31,
	2015	2014
CASH PAID FOR:
Interest	$3,779	$2,978
Income taxes	$—	$260
NON-CASH INVESTING AND FINANCING ACTIVITIES:
Change in accruals for property, plant and equipment additions	$1,727	$1,857
Contributions in connection with acquisitions	$(284)

Supplemental cash flow information: For purposes of the condensed consolidated statements of cash flows, Ferrellgas, L.P. considers cash equivalents to include all highly liquid debt instruments purchased with an original maturity of three months or less. Certain cash flow and significant non-cash activities are presented below:

	For the six months ended January 31,
	2016	2015
CASH PAID FOR:
Interest	$56,558	$38,591
Income taxes	$—	$262
NON-CASH INVESTING AND FINANCING ACTIVITIES:
Liabilities incurred in connection with acquisitions	$426	$—
Change in accruals for property, plant and equipment additions	$22,860	$1,216

Supplemental cash flow information: For purposes of the consolidated statements of cash flows, Ferrellgas, L.P. considers cash equivalents to include all highly liquid debt instruments purchased with an original maturity of three months or less. Certain cash flow and significant non-cash activities are presented below:

	For the year ended July 31,
	2015	2014	2013
CASH PAID FOR:
Interest	$76,085	$75,121	$68,334
Income taxes	$643	$771	$534
NON-CASH INVESTING AND FINANCING ACTIVITIES:
Assets contributed from Ferrellgas Partners in connection with acquisitions	$825,452	$1,500	$—
Liabilities incurred in connection with acquisitions	$481	$4,312	$2,035
Change in accruals for property, plant and equipment additions	$498	$978	$533

Fair value measurements
Fair value measurements: Ferrellgas, L.P. measures certain of its assets and liabilities at fair value, which is defined as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants – in either the principal market or the most advantageous market. The principal market is the market with the greatest level of activity and volume for the asset or liability.

The common framework for measuring fair value utilizes a three-level hierarchy to prioritize the inputs used in the valuation techniques to derive fair values. The basis for fair value measurements for each level within the hierarchy is described below with Level 1 having the highest priority and Level 3 having the lowest.

•	Level 1: Quoted prices in active markets for identical assets or liabilities.

•
Level 2: Quoted prices in active markets for similar assets or liabilities; quoted prices for identical or similar instruments in markets that are not active; and model-derived valuations in which all significant inputs are observable in active markets.

•	Level 3: Valuations derived from valuation techniques in which one or more significant inputs are unobservable.

Accounts receivable securitization
Accounts receivable securitization: Through its wholly-owned and consolidated subsidiary Ferrellgas Receivables, Ferrellgas, L.P. has agreements to securitize, on an ongoing basis, a portion of its trade accounts receivable.

Impairment or Disposal of Long-Lived Assets
Assets held for sale: Assets held for sale represent tractor trucks that have met the criteria of “held for sale” accounting. During the first quarter of fiscal 2016, Ferrellgas, L.P. committed to a plan to sell certain trucks held by the Midstream operations - crude oil logistics segment. These assets were reclassified from "Vehicles, including transport trailers" to assets held for sale in the accompanying balance sheet as of October 31, 2015. Ferrellgas, L.P. ceased depreciation on these assets during October 2015.

Assets held for sale: Assets held for sale represent tractor trucks that have met the criteria of “held for sale” accounting. During the first quarter of fiscal 2016, Ferrellgas, L.P. committed to a plan to sell certain trucks held by the Midstream operations - crude oil logistics segment. These assets were reclassified from "Vehicles, including transport trailers" to Assets held for sale in the accompanying balance sheet as of October 31, 2015. Ferrellgas, L.P. ceased depreciation on these assets during October 2015. Assets held for sale are recorded at the lower of the carrying amount or fair value less costs to sell. See Note D – Supplemental financial statement information – for further discussion of these held for sale assets.

Inventories			Inventories: Inventories are stated at the lower of cost or market using weighted average cost and actual cost methods.
Property, plant and equipment
Property, plant and equipment:  Property, plant and equipment are stated at cost less accumulated depreciation. Expenditures for maintenance and routine repairs are expensed as incurred. Ferrellgas, L.P. capitalizes computer software, equipment replacement and betterment expenditures that upgrade, replace or completely rebuild major mechanical components and extend the original useful life of the equipment. Depreciation is calculated using the straight-line method based on the estimated useful lives of the assets ranging from two to 30 years. Ferrellgas, L.P., using its best estimates based on reasonable and supportable assumptions and projections, reviews long-lived assets for impairment whenever events or changes in circumstances indicate that the carrying amount of its assets might not be recoverable. See Note E – Supplemental financial statement information – for further discussion of property, plant and equipment.

Goodwill
Goodwill: Ferrellgas, L.P. records goodwill as the excess of the cost of acquisitions over the fair value of the related net assets at the date of acquisition. Ferrellgas, L.P. has determined that it has five reporting units for goodwill impairment testing purposes. Four of these reporting units contain goodwill that is subject to at least an annual assessment for impairment by applying a fair-value-based test. Under this test, the carrying value of each reporting unit is determined by assigning the assets and liabilities, including the existing goodwill and intangible assets, to those reporting units as of the date of the evaluation on a specific identification basis. To the extent a reporting unit’s carrying value exceeds its fair value, an indication exists that the reporting unit’s goodwill may be impaired and the second step of the impairment test must be performed. In the second step, the implied fair value of goodwill is determined by assigning the fair value of a reporting unit to all the assets and liabilities of that unit (including any unrecognized intangible assets) as if the reporting unit had been acquired in a business combination. If the carrying amount of reporting unit goodwill exceeds the implied fair value of that goodwill, an impairment loss is recognized for that excess. During the three months ended October 31, 2015, Ferrellgas, L.P. determined that the continued and prolonged decline in the price of crude oil constituted a triggering event for its Midstream operations - water solutions business that required an update to the goodwill impairment assessment as of October 31, 2015. See Note F – Goodwill and intangible assets, net – for further discussion of Ferrellgas, L.P.'s Goodwill impairment assessment.

Goodwill: Ferrellgas, L.P. records goodwill as the excess of the cost of acquisitions over the fair value of the related net assets at the date of acquisition. Ferrellgas, L.P. has determined that it has five reporting units for goodwill impairment testing purposes. Three of these reporting units contain goodwill that is subject to at least an annual assessment for impairment by applying a fair-value-based test. Under this test, the carrying value of each reporting unit is determined by assigning the assets and liabilities, including the existing goodwill and intangible assets, to those reporting units as of the date of the evaluation on a specific identification basis. To the extent a reporting unit’s carrying value exceeds its fair value, an indication exists that the reporting unit’s goodwill may be impaired and the second step of the impairment test must be performed. In the second step, the implied fair value of goodwill is determined by assigning the fair value of a reporting unit to all the assets and liabilities of that unit (including any unrecognized intangible assets) as if the reporting unit had been acquired in a business combination. If the carrying amount of reporting unit goodwill exceeds the implied fair value of that goodwill, an impairment loss is recognized for that excess. We completed our last annual goodwill impairment test on January 31, 2016 and did not incur an impairment loss.
During the three months ended October 31, 2015, Ferrellgas determined that the continued and prolonged decline in the price of crude oil constituted a triggering event for its Midstream operations - water solutions business that required an update to the goodwill impairment assessment as of October 31, 2015. See Note F – Goodwill and intangible assets, net – for further discussion of Ferrellgas, L.P.'s goodwill impairment assessment.

Goodwill: Ferrellgas, L.P. records goodwill as the excess of the cost of acquisitions over the fair value of the related net assets at the date of acquisition. Goodwill recorded is not deductible for income tax purposes. Ferrellgas, L.P. has determined that it has five reporting units for goodwill impairment testing purposes. Four of these reporting units contain goodwill that is subject to at least an annual assessment for impairment by applying a fair-value-based test. Under this test, the carrying value of each reporting unit is determined by assigning the assets and liabilities, including the existing goodwill and intangible assets, to those reporting units as of the date of the evaluation on a specific identification basis. To the extent a reporting unit’s carrying value exceeds its fair value, an indication exists that the reporting unit’s goodwill may be impaired and the second step of the impairment test must be performed. In the second step, the implied fair value of the goodwill is determined by allocating the fair value of all of its assets (recognized and unrecognized) and liabilities to its carrying amount. Ferrellgas, L.P. has completed the impairment test for the Retail operations, Products and Midstream operations - water solutions reporting units and believes that estimated fair values exceed the carrying values of its reporting units as of January 31, 2015. Goodwill associated with the Midstream operations - crude oil logistics reporting unit is a result of the acquisition of Bridger on June 24, 2015.

As a result of the significant drop in the price of crude oil and its impact on the results of Midstream operations - water solutions reporting unit during the second half of fiscal 2015, Ferrellgas, L.P. considered whether the carrying value of this reporting unit no longer exceeded the fair value. Upon applying the fair-value-based test as described above for purposes of the annual impairment test, Ferrellgas, L.P. concluded that there was no impairment of the Midstream operations - water solutions reporting unit as of July 31, 2015.  As of July 31, 2015, Ferrellgas, L.P. determined that this reporting unit had an estimated fair value in excess of its respective carrying value of approximately 10%.

This test primarily consists of a discounted future cash flow model to estimate fair value. The cash flow model includes the following critical assumptions: (1) the NYMEX West Texas Intermediate (“WTI”) crude oil curve as of July 31, 2015 was used to predict future oil prices; (2) the oil skimming rate is expected to correlate to the NYMEX WTI crude oil curve consistent with Ferrellgas, L.P.’s past history; (3) a terminal period growth rate equal to the expected rate of inflation; and (4) certain organic growth projects will increase the salt water volumes processed as a result of new drilling activity in the Eagle Ford shale region of Texas that are expected to occur as the price of WTI crude oil increases. Ferrellgas, L.P. believes that the results of this business are closely tied to the price of WTI crude oil and, therefore, if any of these assumptions are not sustained or are not sustained in a timely manner, the Midstream operations - water solutions reporting unit could incur material impairments. In addition to these critical cash flow assumptions, a discount rate of 11.1% was applied to the projected cash flows. A 5% increase, resulting in a discount rate equal to 11.7%, could cause Ferrellgas, L.P. to fail step one of the goodwill impairment test. If this reporting unit fails step one in the future, we would be required to perform step two of the goodwill impairment test. If we perform step two, up to $29.3 million of goodwill assigned to this reporting unit could be written off in the period that the impairment is triggered.

Judgments and assumptions are inherent in management’s estimates used to determine the fair value of Ferrellgas, L.P.'s reporting units and are consistent with what management believes would be utilized by primary market participants. The use of alternate judgments and assumptions could result in the recognition of different levels of impairment charges in the financial statements.

Intangible assets
Intangible assets: Intangible assets with finite useful lives, consisting primarily of customer related assets, non-compete agreements, permits, favorable lease arrangements and patented technology, are stated at cost, net of accumulated amortization calculated using the straight-line method over periods ranging from two to 15 years. Trade names and trademarks have indefinite lives, are not amortized, and are stated at cost. Ferrellgas, L.P. tests finite-lived intangible assets for impairment when events or changes in circumstances indicate that the carrying amount of these assets might not be recoverable. Ferrellgas, L.P. tests indefinite-lived intangible assets for impairment annually on January 31 or more frequently if circumstances dictate. Ferrellgas, L.P. has not recognized impairment losses as a result of these tests. When necessary, intangible assets’ useful lives are revised and the impact on amortization reflected on a prospective basis. See Note G – Goodwill and intangible assets, net – for further discussion of intangible assets.

Derivative instruments and hedging activities
Derivative instruments and hedging activities:

Commodity and Transportation Fuel Price Risk.

Ferrellgas, L.P.’s overall objective for entering into commodity based derivative contracts, including commodity options and swaps, is to hedge a portion of its exposure to market fluctuations in propane, gasoline, diesel and crude oil prices.

Ferrellgas, L.P's risk management activities primarily attempt to mitigate price risks related to the purchase, storage, transport and sale of propane and crude oil generally in the contract and spot markets from major domestic energy companies on a short-term basis. Ferrellgas, L.P attempts to mitigate these price risks through the use of financial derivative instruments and forward propane purchase and sales contracts. Additionally, Ferrellgas, L.P.'s risk management activities attempt to mitigate price risks related to the purchase of gasoline and diesel fuel for use in the transport of propane from retail fueling stations through the use of financial derivative instruments.

Ferrellgas, L.P.’s risk management strategy involves taking positions in the forward or financial markets that are equal and opposite to Ferrellgas, L.P.’s positions in the physical products market in order to minimize the risk of financial loss from an adverse price change. This risk management strategy is successful when Ferrellgas, L.P.’s gains or losses in the physical product markets are offset by its losses or gains in the forward or financial markets. These financial derivatives are designated as cash flow hedges. The gasoline and diesel related financial derivatives are not formally designated and documented as a hedge of exposure to fluctuations in the market price of fuel.

Ferrellgas, L.P.’s risk management activities may include the use of financial derivative instruments including, but not limited to, swaps, options, and futures to seek protection from adverse price movements and to minimize potential losses. Ferrellgas, L.P. enters into these financial derivative instruments directly with third parties in the over-the-counter market and with brokers who are clearing members with the New York Mercantile Exchange. All of Ferrellgas, L.P.’s financial derivative instruments are reported on the consolidated balance sheets at fair value.

Ferrellgas, L.P. also enters into forward propane purchase and sales contracts with counterparties. These forward contracts qualify for the normal purchase normal sales exception within GAAP guidance and are therefore not recorded on Ferrellgas, L.P.’s financial statements until settled.

On the date that derivative contracts are entered into, other than those designated as normal purchases or normal sales, Ferrellgas, L.P. makes a determination as to whether the derivative instrument qualifies for designation as a hedge. These financial instruments are formally designated and documented as a hedge of a specific underlying exposure, as well as the risk management objectives and strategies for undertaking the hedge transaction. Because of the high degree of correlation between the hedging instrument and the underlying exposure being hedged, fluctuations in the value of the derivative instrument are generally offset by changes in the anticipated cash flows of the underlying exposure being hedged. Since the fair value of these derivatives fluctuates over their contractual lives, their fair value amounts should not be viewed in isolation, but rather in relation to the anticipated cash flows of the underlying hedged transaction and the overall reduction in Ferrellgas, L.P.’s risk relating to adverse fluctuations in propane prices. Ferrellgas, L.P. formally assesses, both at inception and at least quarterly thereafter, whether the financial instruments that are used in hedging transactions are effective at offsetting changes in the anticipated cash flows of the related underlying exposures. Any ineffective portion of a financial instrument’s change in fair value is recognized in “Cost of product sold - propane and other gas liquids sales” in the consolidated statements of earnings. Financial instruments formally designated and documented as a hedge of a specific underlying exposure are recorded gross at fair value as either “Prepaid expenses and other current assets”, "Other assets, net", “Other current liabilities” or "Other liabilities" on the consolidated balance sheets with changes in fair value reported in other comprehensive income.

Financial instruments not formally designated and documented as a hedge of a specific underlying exposure are recorded at fair value as “Prepaid expenses and other current assets”, "Other assets, net", “Other current liabilities”, or "Other liabilities" on the consolidated balance sheets with changes in fair value reported in "Cost of sales - midstream operations" and "Operating expense" on the consolidated statements of earnings.

Interest Rate Risk.

Ferrellgas, L.P.’s overall objective for entering into interest rate derivative contracts, including swaps, is to manage its exposure to interest rate risk associated with its fixed rate senior notes and its floating rate borrowings from both the secured credit facility and the accounts receivable securitization facility. Fluctuations in interest rates subject Ferrellgas, L.P. to interest rate risk. Decreases in interest rates increase the fair value of Ferrellgas, L.P.’s fixed rate debt, while increases in interest rates subject Ferrellgas, L.P. to the risk of increased interest expense related to its variable rate borrowings.

Ferrellgas, L.P. enters into fair value hedges to help reduce its fixed interest rate risk. Interest rate swaps are used to hedge the exposure to changes in the fair value of fixed rate debt due to changes in interest rates. Fixed rate debt that has been designated as being hedged is recorded at fair value while the fair value of interest rate derivatives that are considered fair value hedges are classified as “Prepaid expenses and other current assets”, “Other assets, net”, “Other current liabilities” or as “Other liabilities” on the consolidated balance sheets. Changes in the fair value of fixed rate debt and any related fair value hedges are recognized as they occur in “Interest expense” on the consolidated statements of earnings.

Ferrellgas, L.P. enters into cash flow hedges to help reduce its variable interest rate risk. Interest rate swaps are used to hedge the risk associated with rising interest rates and their effect on forecasted interest payments related to variable rate borrowings. These interest rate swaps are designated as cash flow hedges. Thus, the effective portions of changes in the fair value of the hedges are recorded in “Prepaid expenses and other current assets”, “Other assets, net”, “Other current liabilities” or as “Other liabilities” with an offsetting entry to “Other comprehensive income” at interim periods and are subsequently recognized as interest expense in the consolidated statement of earnings when the forecasted transaction impacts earnings. Changes in the fair value of any cash flow hedges that are considered ineffective are recognized as interest expense on the consolidated statement of earnings as they occur.

Revenue recognition
Revenue recognition: Revenues from Ferrellgas, L.P.'s propane and related equipment sales segment are recognized at the time product is delivered with payments generally due 30 days after receipt. Amounts are considered past due after 30 days. Ferrellgas, L.P. determines accounts receivable allowances based on management’s assessment of the creditworthiness of the customers and other collection actions. Ferrellgas, L.P. offers “even pay” billing programs that can create customer deposits or advances. Revenue is recognized from these customer deposits or advances to customers at the time product is delivered. Other revenues, which include revenue from the sale of propane appliances and equipment is recognized at the time of delivery or installation. Ferrellgas, L.P. recognizes shipping and handling revenues and expenses for sales of propane, appliances and equipment at the time of delivery or installation. Shipping and handling revenues are included in the price of propane charged to customers, and are classified as revenue. Revenues from annually billed, non-refundable propane tank rentals are recognized in “Revenues: other” on a straight-line basis over one year.

Revenues from Ferrellgas, L.P.'s midstream operations - crude oil logistics segment include crude oil sales, pipeline tariffs, trucking fees, rail throughput fees, pipeline management services, leasing, throughput, and storage; all items deemed as being associated with the transportation of crude oil. These revenues are recognized upon completion of the related service or delivery of product.

Revenues from Ferrellgas, L.P.'s midstream operations - water solutions segment are recognized when there is persuasive evidence that an arrangement exists, delivery has occurred or services have been rendered, the price is fixed or determinable and collectability is reasonably assured. Salt water disposal revenues are based on Ferrellgas, L.P.'s published or negotiated water disposal rates. Customers deliver salt water to be disposed to facilities and revenue is recognized when actual volumes of water are off-loaded at the facilities. Skimming oil disposal revenues are determined based on published rates subject to adjustments based on the quality of the oil sold and are recognized when actual volumes are delivered to the customer who determines the quality of the oil and collectability is reasonably assured. Amounts are considered past due after 30 days. Ferrellgas, L.P. determines accounts receivable allowances based on management’s assessment of the creditworthiness of the customers and other collection actions.

Shipping and handling expenses
Shipping and handling expenses: Shipping and handling expenses related to delivery personnel, vehicle repair and maintenance and general liability expenses are classified within “Operating expense” in the consolidated statements of earnings. Depreciation expenses on delivery vehicles Ferrellgas, L.P. owns are classified within “Depreciation and amortization expense.” Delivery vehicles and distribution technology leased by Ferrellgas, L.P. are classified within “Equipment lease expense.”

See Note E – Supplemental financial statement information – for the financial statement presentation of shipping and handling expenses.

Cost of product sold
Cost of sales: “Cost of sales – propane and other gas liquids sales” includes all costs to acquire propane and other gas liquids, the costs of storing and transporting inventory prior to delivery to Ferrellgas, L.P.’s customers, the results from risk management activities to hedge related price risk and the costs of materials related to the refurbishment of Ferrellgas, L.P.’s portable propane tanks. "Cost of sales - midstream operations" includes all costs incurred to purchase and transport crude oil, including the costs of terminaling and transporting crude oil prior to delivery to customers and transportation cost related to the processing and disposal of salt water. “Cost of sales – other” primarily includes costs related to the sale of propane appliances and equipment.

Operating expenses
Operating expenses: “Operating expense” primarily includes the personnel, vehicle, delivery, handling, plant, office, selling, marketing, credit and collections and other expenses related to the retail distribution of propane and related equipment and supplies. Within midstream operations, "Operating expense" includes plant, office, selling, marketing, credit and collections and other expense.

General and administrative expenses
General and administrative expenses: “General and administrative expense” primarily includes personnel and incentive expense related to executives, and employees and other overhead expense related to centralized corporate functions.

Stock-based and unit option plans
Stock-based plans:

Ferrell Companies, Inc. Incentive Compensation Plans (“ICPs”)
The ICPs are not Ferrellgas, L.P. stock-compensation plans; however, in accordance with Ferrellgas, L.P.’s partnership agreements, all Ferrellgas, L.P. employee-related costs incurred by Ferrell Companies are allocated to Ferrellgas, L.P. As a result, Ferrellgas, L.P. incurs a non-cash compensation charge from Ferrell Companies. During the years ended July 31, 2015, 2014 and 2013, the portion of the total non-cash compensation charge relating to the ICPs was $25.6 million, $24.5 million and $13.5 million, respectively.

Ferrell Companies is authorized to issue up to 9.25 million stock appreciation rights (“SARs”) that are based on shares of Ferrell Companies common stock. The SARs were established by Ferrell Companies to allow upper-middle and senior level managers as well as directors of the general partner to participate in the equity growth of Ferrell Companies. The SARs awards vest ratably over periods ranging from zero to 12 years or 100% upon a change of control of Ferrell Companies, or upon the death, disability or retirement at the age of 65 of the participant. All awards expire 10 or 15 years from the date of issuance. The fair value of each award is estimated on each balance sheet date using a binomial valuation model.

Effective July 31, 2015, Ferrell Companies is authorized to issue deferred appreciation right ("DARs") awards that are based on shares of Ferrell Companies common stock. The DAR awards were established by Ferrell Companies to allow upper-middle and senior level managers as well as directors of the general partner to participate in the equity growth of Ferrell Companies. The DAR awards vest ratably over periods ranging from zero to 12 years or 100% upon a change of control of Ferrell Companies, or upon the death, disability or retirement at the age of 65 of the participant. All awards expire 10 or 15 years from the date of issuance. The fair value of each award is estimated on each balance sheet date using a binomial valuation model.

Income taxes
Income taxes:  Ferrellgas, L.P. is a limited partnership and owns three subsidiaries that are taxable corporations. As a result, except for the taxable corporations, Ferrellgas, L.P.’s earnings or losses for federal income tax purposes are included in the tax returns of the individual partners. Accordingly, the accompanying consolidated financial statements of Ferrellgas, L.P. reflect federal income taxes related to the above mentioned taxable corporations and certain states that allow for income taxation of partnerships. Net earnings for financial statement purposes may differ significantly from taxable income reportable to partners as a result of differences between the tax basis and financial reporting basis of assets and liabilities, the taxable income allocation requirements under Ferrellgas, L.P.’s partnership agreement and differences between Ferrellgas, L.P.’s financial reporting year end and limited partners tax year end.

Income tax expense consisted of the following:

	For the year ended July 31,
	2015	2014	2013
Current expense (benefit)	$(654)	$2,383	$1,705
Deferred expense	270	88	133
Income tax expense	$(384)	$2,471	$1,838

Deferred taxes consisted of the following:

	July 31,
	2015	2014
Deferred tax assets	$724	$1,152
Deferred tax liabilities	(4,157)	(4,313)
Net deferred tax liability	$(3,433)	$(3,161)

Sales taxes			Sales taxes: Ferrellgas, L.P. accounts for the collection and remittance of sales tax on a net tax basis. As a result, these amounts are not reflected in the consolidated statements of earnings.
Loss Contingencies
Loss contingencies: In the normal course of business, Ferrellgas, L.P. is involved in various claims and legal proceedings. Ferrellgas, L.P. records a liability for such matters when it is probable that a loss has been incurred and the amounts can be reasonably estimated. When only a range of possible loss can be established, the most probable amount in the range is accrued. If no amount within this range is a better estimate than any other amount within the range, the minimum amount in the range is accrued. Legal costs associated with these loss contingencies are expensed as incurred.

New accounting standards
New accounting standards:

FASB Accounting Standard Update No. 2014-09
In May 2014, the Financial Accounting Standards Board, ("FASB") issued Accounting Standard Update ("ASU") 2014-09, Revenue from Contracts with Customers. The issuance is part of a joint effort by the FASB and the International Accounting Standards Board ("IASB") to enhance financial reporting by creating common revenue recognition guidance for U.S. GAAP and International Financial Reporting Standards ("IFRS") and, thereby, improving the consistency of requirements, comparability of practices and usefulness of disclosures. The new standard will supersede much of the existing authoritative literature for revenue recognition. The standard and related amendments will be effective for Ferrellgas for its annual reporting period beginning August 1, 2018, including interim periods within that reporting period. Early application is not permitted. Entities are allowed to transition to the new standard by either recasting prior periods or recognizing the cumulative effect. Ferrellgas is currently evaluating the newly issued guidance, including which transition approach will be applied and the estimated impact it will have on the consolidated financial statements.

FASB Accounting Standard Update No. 2014-08
In April 2014, the FASB issued ASU 2014-08, Reporting Discontinued Operations and Disclosures of Disposals of Components of an Entity, to change the criteria for determining which disposals can be presented as discontinued operations and enhanced the related disclosure requirements. ASU 2014-08 is effective for us on a prospective basis in Ferrellgas' first quarter of fiscal 2016 with early adoption permitted for disposals (or classifications as held for sale) that have not been reported in financial statements previously issued. The adoption of ASU 2014-08 in Ferrellgas, L.P.'s first quarter of fiscal 2016 did not have a material impact on the consolidated financial statements.

FASB Accounting Standard Update No. 2015-02
In February 2015, the FASB issued ASU 2015-02, Consolidation: Amendments to the Consolidation Analysis, which provides additional guidance on the consolidation of limited partnerships and on the evaluation of variable interest entities. This guidance is effective for fiscal years, and interim periods within those years, beginning after December 15, 2015. Early adoption is permitted. Ferrellgas is currently evaluating the impact of our pending adoption of ASU 2015-02 on the consolidated financial statements.

FASB Accounting Standard Update No. 2015-03
In April 2015, the FASB issued ASU 2015-03, Interest - Imputation of Interest (Subtopic 835-30): Simplifying the Presentation of Debt Issuance Costs, which requires that debt issuance costs be presented in the balance sheet as a direct deduction from the carrying value of the debt liability. ASU 2015-03 is effective for fiscal years, and interim periods within those years, beginning after December 15, 2015, with early adoption permitted, and retrospective application required. Ferrellgas is currently evaluating the impact of our pending adoption of ASU 2015-03 on the consolidated financial statements.

FASB Accounting Standard Update No. 2015-06
In September 2015, the FASB issued ASU 2015-06, Business Combinations (Topic 805) - Simplifying the Accounting for Measurement-Period Adjustments, which requires all entities to record the effects on earnings, if any, of changes in provisional amounts for items in a business combination in the same period in which the adjustment amounts are determined. The requirement to retrospectively account for the adjustments is eliminated by this amendment. ASU 2015-06 is effective for fiscal years, and interim periods within those years, beginning after December 15, 2015, with early adoption permitted. Ferrellgas, L.P. is currently evaluating the impact of our pending adoption of ASU 2015-06 on the consolidated financial statements.

New accounting standards:

FASB Accounting Standard Update No. 2014-09
In May 2014, the Financial Accounting Standards Board, ("FASB") issued Accounting Standard Update ("ASU") 2014-09, Revenue from Contracts with Customers. The issuance is part of a joint effort by the FASB and the International Accounting Standards Board ("IASB") to enhance financial reporting by creating common revenue recognition guidance for U.S. GAAP and International Financial Reporting Standards ("IFRS") and, thereby, improving the consistency of requirements, comparability of practices and usefulness of disclosures. The new standard will supersede much of the existing authoritative literature for revenue recognition. The standard and related amendments will be effective for Ferrellgas for its annual reporting period beginning August 1, 2018, including interim periods within that reporting period. Early application is not permitted. Entities are allowed to transition to the new standard by either recasting prior periods or recognizing the cumulative effect. Ferrellgas is currently evaluating the newly issued guidance, including which transition approach will be applied and the estimated impact it will have on the consolidated financial statements.

FASB Accounting Standard Update No. 2015-02
In February 2015, the FASB issued ASU 2015-02, Consolidation: Amendments to the Consolidation Analysis, which provides additional guidance on the consolidation of limited partnerships and on the evaluation of variable interest entities. This guidance is effective for fiscal years, and interim periods within those years, beginning after December 15, 2015. Early adoption is permitted. Ferrellgas is currently evaluating the impact of our pending adoption of ASU 2015-02 on the consolidated financial statements.

FASB Accounting Standard Update No. 2015-03
In April 2015, the FASB issued ASU 2015-03, Interest - Imputation of Interest (Subtopic 835-30): Simplifying the Presentation of Debt Issuance Costs, which requires that debt issuance costs be presented in the balance sheet as a direct deduction from the carrying value of the debt liability. ASU 2015-03 is effective for fiscal years, and interim periods within those years, beginning after December 15, 2015, with early adoption permitted, and retrospective application required. Ferrellgas is currently evaluating the impact of our pending adoption of ASU 2015-03 on the consolidated financial statements.

FASB Accounting Standard Update No. 2015-06
In September 2015, the FASB issued ASU 2015-06, Business Combinations (Topic 805) - Simplifying the Accounting for Measurement-Period Adjustments, which requires all entities to record the effects on earnings, if any, of changes in provisional amounts for items in a business combination in the same period in which the adjustment amounts are determined. The requirement to retrospectively account for the adjustments is eliminated by this amendment. ASU 2015-06 is effective for fiscal years, and interim periods within those years, beginning after December 15, 2015, with early adoption permitted. Ferrellgas, L.P. is currently evaluating the impact of our pending adoption of ASU 2015-06 on the consolidated financial statements.

FASB Accounting Standard Update No. 2015-11
In July 2015, the FASB issued ASU 2015-11, Inventory (Topic 330) - Simplifying the Measurement of Inventory, which requires that inventory within the scope of the guidance be measured at the lower of cost or net realizable value. ASU 2015-11 is effective for fiscal years, and interim periods within those years, beginning after December 15, 2016, with early adoption permitted. Ferrellgas is currently evaluating the impact of our pending adoption of ASU 2015-11 on the consolidated financial statements. Ferrellgas, L.P. does not expect the adoption of this ASU to have a material impact on its current accounting policies.

FASB Accounting Standard Update No. 2016-02
In February 2016, the FASB issued ASU 2016-02, Leases (Topic 842) to increase transparency and comparability among organizations by recognizing lease assets and lease liabilities on the balance sheet and disclosing key information about leasing arrangements. ASU 2016-02 is effective for fiscal years beginning after December 15, 2018, including interim periods within those fiscal years. Ferrellgas, L.P. is currently evaluating the impact of our pending adoption of ASU 2016-02 on the consolidated financial statements.

New accounting standards:

Financial Accounting Standards Board ("FASB") Accounting Standard Update ("ASU") No. 2011-08
In September 2011, the FASB issued ASU 2011-08, which amends the existing guidance on goodwill impairment testing. Under the new guidance, entities testing goodwill for impairment have the option of performing a qualitative assessment before calculating the fair value of the reporting unit. If an entity determines, on the basis of qualitative factors, that the fair value of the reporting unit is more likely than not less than the carrying amount, the two-step impairment test would be required. This guidance is effective for annual and interim goodwill impairment tests performed for fiscal years beginning after December 15, 2011. Ferrellgas, L.P.'s adoption of this guidance in fiscal 2013 did not have a significant impact on its financial position, results of operations or cash flows.

FASB Accounting Standard Update No. 2012-02
In July 2012, the FASB issued ASU 2012-02, which amends the existing guidance on impairment testing of indefinite-lived intangible assets. Under the new guidance, entities testing indefinite-lived intangible assets for impairment have the option of performing a qualitative assessment before calculating the fair value of the asset. If an entity determines, on the basis of qualitative factors, that the fair value of the asset is more likely than not less than the carrying amount, the two-step impairment test would be required. This guidance is effective for annual and interim indefinite-lived intangible asset impairment tests performed for fiscal years beginning after September 15, 2012. Early adoption is permitted.  Ferrellgas, L.P.'s adoption of this guidance in fiscal 2013 did not have a significant impact on its financial position, results of operations or cash flows.

FASB Accounting Standard Update No. 2014-09
In May 2014, the FASB issued ASU 2014-09, Revenue from Contracts with Customers. The issuance is part of a joint effort by the FASB and the International Accounting Standards Board (IASB) to enhance financial reporting by creating common revenue recognition guidance for U.S. GAAP and IFRS and, thereby, improving the consistency of requirements, comparability of practices and usefulness of disclosures. The new standard will supersede much of the existing authoritative literature for revenue recognition. The standard and related amendments will be effective for Ferrellgas, L.P. for its annual reporting period beginning August 1, 2018, including interim periods within that reporting period. Early application is not permitted. Entities are allowed to transition to the new standard by either recasting prior periods or recognizing the cumulative effect. Ferrellgas, L.P. is currently evaluating the newly issued guidance, including which transition approach will be applied and the estimated impact it will have on the consolidated financial statements.

FASB Accounting Standard Update No. 2014-08
In April 2014, the FASB issued ASU 2014-08, Reporting Discontinued Operations and Disclosures of Disposals of Components of an Entity, to change the criteria for determining which disposals can be presented as discontinued operations and enhanced the related disclosure requirements. ASU 2014-08 is effective for us on a prospective basis in Ferrellgas, L.P.'s first quarter of fiscal 2016 with early adoption permitted for disposals (or classifications as held for sale) that have not been reported in financial statements previously issued. Ferrellgas, L.P. does not expect the adoption of ASU 2014-08 to have a material impact on the consolidated financial statements.

FASB Accounting Standard Update No. 2015-02
In February 2015, the FASB issued ASU 2015-02, Consolidation: Amendments to the Consolidation Analysis which provides additional guidance on the consolidation of limited partnerships and on the evaluation of variable interest entities. This guidance is effective for fiscal years, and interim periods within those years, beginning after December 15, 2015. Early adoption is permitted. Ferrellgas, L.P. is currently evaluating the impact of our pending adoption of ASU 2015-02 on the consolidated financial statements.

FASB Accounting Standard Update No. 2015-03
In April 2015, the FASB issued ASU 2015-03, Interest - Imputation of Interest (Subtopic 835-30): Simplifying the Presentation of Debt Issuance Costs, which requires that debt issuance costs be presented in the balance sheet as a direct deduction from the carrying value of the debt liability. ASU 2015-03 is effective for fiscal years, and interim periods within those years, beginning after December 15, 2015, with early adoption permitted, and retrospective application required. Ferrellgas, L.P. is currently evaluating the impact of our pending adoption of ASU 2015-03 on the consolidated financial statements.